AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2023
	Shares	Value
Common Stocks - 95.3%
Communication Services - 2.7%
Magnite, Inc.*	27,610	$333,529
Radius Global Infrastructure, Inc., Class A*,1	36,811	495,844

Total Communication Services		829,373
Consumer Discretionary - 15.7%
Adtalem Global Education, Inc.*	628	23,977
BorgWarner, Inc.	3,298	155,929
Boyd Gaming Corp.	145	9,035
Bright Horizons Family Solutions, Inc.*	1,799	138,127
Caesars Entertainment, Inc.*	14,855	773,351
Dana, Inc.	18,718	339,544
Five Below, Inc.*	25	4,928
Floor & Decor Holdings, Inc., Class A*	2,267	205,776
Leslie's, Inc.*	9,173	142,090
LGI Homes, Inc.*,1	1,211	137,872
Lithia Motors, Inc., Class A	2,735	719,852
Mattel, Inc.*	29,569	604,982
Modine Manufacturing Co.*	11,147	266,302
Stoneridge, Inc.*	7,621	187,934
The Cheesecake Factory, Inc.[1]	14,340	562,845
Under Armour, Inc., Class C*	14,323	156,121
Victoria's Secret & Co.*	2,128	89,695
Xponential Fitness, Inc., Class A*	10,097	277,466

Total Consumer Discretionary		4,795,826
Energy - 4.5%
Chord Energy Corp	303	43,429
International Seaways, Inc.	2,020	78,457
PDC Energy, Inc.	4,955	335,602
Permian Resources Corp.	60,416	656,722
SM Energy Co.	8,089	265,885

Total Energy		1,380,095
Financials - 1.3%
LPL Financial Holdings, Inc.	21	4,980
NMI Holdings, Inc., Class A*	14,935	346,940
Pinnacle Financial Partners, Inc.	303	23,855
Wintrust Financial Corp.	332	30,368

Total Financials		406,143
Health Care - 20.3%
ACADIA Pharmaceuticals, Inc.*	4,543	86,453
Axonics, Inc.*	1,620	99,468
Axsome Therapeutics, Inc.*,1	1,386	103,950
BioMarin Pharmaceutical, Inc.*	4,778	551,142
	Shares	Value

CRISPR Therapeutics AG (Switzerland)*	599	$30,561
Cytokinetics Inc.*	71	3,016
Exact Sciences Corp.*,1	4,598	310,457
Inspire Medical Systems, Inc.*	2,900	733,874
Insulet Corp.*	133	38,214
Jazz Pharmaceuticals PLC (Ireland)*	5,004	783,927
Lantheus Holdings, Inc.*	5,519	317,342
Natera, Inc.*	13,073	561,224
Novocure, Ltd. (Jersey)*,1	459	41,852
NuVasive, Inc.*	1,320	60,192
Pacira BioSciences, Inc.*	11,696	459,302
Prometheus Biosciences, Inc.*	3,360	381,898
Quanterix Corp.*	25,173	355,694
Sarepta Therapeutics, Inc.*	49	6,123
Shockwave Medical, Inc.*	147	27,626
Supernus Pharmaceuticals, Inc.*	7,451	305,565
United Therapeutics Corp.*	3,481	916,095

Total Health Care		6,173,975
Industrials - 26.9%
American Woodmark Corp.*	2,371	135,835
Array Technologies, Inc.*	31,389	697,778
Azul, S.A., ADR (Brazil)*,1	854	6,029
Beacon Roofing Supply, Inc.*	15,555	884,768
Bloom Energy Corp., Class A*	12,709	316,835
Builders FirstSource, Inc.*	6,798	541,801
Controladora Vuela Cia de Aviacion, S.A.B de CV, ADR (Mexico)*	6,693	74,158
EnerSys	4,372	362,963
FTAI Aviation, Ltd.	19,292	431,369
Granite Construction, Inc.	4,461	189,949
Interface, Inc.	8,269	94,101
KBR, Inc.	21,406	1,096,629
Knight-Swift Transportation Holdings, Inc.	7,065	417,542
Kratos Defense & Security Solutions, Inc.*	7,733	88,543
Masonite International Corp.*	907	82,737
MasTec, Inc.*,1	7,575	744,092
Quanta Services, Inc.	713	108,512
RXO, Inc.*,1	7,549	138,298
Sensata Technologies Holding PLC	1,202	61,122
Shoals Technologies Group, Inc., Class A*	13,411	374,033
Symbotic, Inc.*,1	10,134	158,597
Upwork, Inc.*	7,729	100,168
Vertiv Holdings Co.	21,695	308,503

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Industrials - 26.9% (continued)
WESCO International, Inc.*	438	$65,266
Willdan Group, Inc.*	9,931	189,086
XPO, Inc.*	12,922	515,071

Total Industrials		8,183,785
Information Technology - 11.7%
Ambarella, Inc.*	1,405	126,225
Belden, Inc.	2,260	183,263
BigCommerce Holdings, Inc., Series 1*	5,187	63,593
Bill.com Holdings, Inc.*	274	31,680
Coherent Corp.*,1	346	15,016
Couchbase, Inc.*	5,517	81,596
Coupa Software, Inc.*	90	7,193
Elastic, N.V.*	2,055	120,916
Fair Isaac Corp.*	5	3,330
Genpact, Ltd.	21,898	1,035,338
MACOM Technology Solutions Holdings, Inc.*	562	37,665
MaxLinear, Inc.*	15,535	640,042
MongoDB, Inc.*	10	2,142
Monolithic Power Systems, Inc.	5	2,133
Paymentus Holdings, Inc., Class A*,1	4,907	42,642
Rapid7, Inc.*	167	6,658
Rogers Corp.*	1,434	200,172
Semtech Corp.*	1,305	43,104
SiTime Corp.*	2,835	326,677
Toast, Inc., Class A*	14,424	321,800
Ultra Clean Holdings, Inc.*	3,239	108,992
Wolfspeed, Inc.*	1,824	140,466
Workiva, Inc.*	71	6,144
Zuora, Inc., Class A*	2,193	17,369

Total Information Technology		3,564,156
Materials - 11.0%
Alcoa Corp.	2,255	117,801
ATI, Inc.*	25,881	941,810
Carpenter Technology Corp.	17,366	838,604
	Shares	Value

Eagle Materials, Inc.	1,926	$281,350
FMC Corp.	1,214	161,620
Hecla Mining Co.	93,628	577,685
Livent Corp.*,1	14,341	371,719
Ranpak Holdings Corp.*	8,781	67,262

Total Materials		3,357,851
Real Estate - 1.2%
Agree Realty Corp., REIT	1,169	87,242
Independence Realty Trust, Inc., REIT	12,742	239,932
STAG Industrial, Inc., REIT	681	24,244

Total Real Estate		351,418

Total Common Stocks (Cost $24,680,383)		29,042,622

Principal Amount
Short-Term Investments - 8.1%
Joint Repurchase Agreements - 2.9%[2]
Bank of America Securities, Inc., dated 01/31/23, due 02/01/23, 4.300% total to be received $871,499 (collateralized by various U.S. Government Agency Obligations, 0.000% - 5.500%, 02/25/32 - 09/01/61, totaling $888,823)	$871,395	871,395

	Shares
Other Investment Companies - 5.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%[3]	638,490	638,490
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.30%[3]	957,735	957,735

Total Other Investment Companies		1,596,225

Total Short-Term Investments (Cost $2,467,620)		2,467,620
Total Investments - 103.4% (Cost $27,148,003)		31,510,242
Other Assets, less Liabilities - (3.4)%		(1,039,090)
Net Assets - 100.0%		$30,471,152

*	Non-income producing security.
[1]	Some of these securities, amounting to $2,510,476 or 8.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the January 31, 2023, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$29,042,622	—	—	$29,042,622
Short-Term Investments
Joint Repurchase Agreements	—	$871,395	—	871,395
Other Investment Companies	1,596,225	—	—	1,596,225
Total Investments in Securities	$30,638,847	$871,395	—	$31,510,242

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2023, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$2,510,476	$871,395	$1,631,436	$2,502,831
The following table summarizes the securities received as collateral for securities lending at January 31, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-7.500%	02/28/23-05/15/52
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.